Simplify Propel Opportunities ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
Common Stocks – 89.9%
Consumer, Non-cyclical – 65.8%
Adaptimmune Therapeutics PLC, ADR* ............................................ 150,000 $ 163,500
Adicet Bio, Inc.* ............................................................... 26,900 154,944
Agios Pharmaceuticals, Inc.* .................................................... 5,792 133,042
Akero Therapeutics, Inc.* ....................................................... 59,777 2,287,068
Allogene Therapeutics, Inc.* ..................................................... 245,000 1,210,300
Annexon, Inc.* ................................................................ 653,483 2,515,909
Applied Therapeutics, Inc.* ...................................................... 2,382,621 1,932,544
ATAI Life Sciences NV* ......................................................... 140,000 253,400
Athira Pharma, Inc.* ........................................................... 1,390,148 3,475,370
Avidity Biosciences, Inc.* ....................................................... 125,000 1,918,750
Chinook Therapeutics, Inc.* ..................................................... 25,000 578,750
Cybin, Inc.* .................................................................. 500,000 192,500
Eiger BioPharmaceuticals, Inc.* .................................................. 1,099,653 986,279
Fulcrum Therapeutics, Inc.* ..................................................... 465,000 1,325,250
Heron Therapeutics, Inc.* ....................................................... 306,590 462,951
Kura Oncology, Inc.* ........................................................... 80,000 978,400
Kymera Therapeutics, Inc.* ...................................................... 10,532 312,063
Madrigal Pharmaceuticals, Inc.* .................................................. 14,294 3,462,864
Marinus Pharmaceuticals, Inc.* .................................................. 150,000 1,035,000
Mirum Pharmaceuticals, Inc.* .................................................... 70,000 1,681,400
Omega Therapeutics, Inc.* ...................................................... 27,859 167,990
Phathom Pharmaceuticals, Inc.* .................................................. 237,935 1,698,856
Replimune Group, Inc.* ......................................................... 150,000 2,649,000
Sage Therapeutics, Inc.* ........................................................ 50,030 2,099,259
Seres Therapeutics, Inc.* ....................................................... 550,626 3,122,049
Stoke Therapeutics, Inc.* ....................................................... 122,796 1,022,891
Sutro Biopharma, Inc.* ......................................................... 120,000 554,400
TScan Therapeutics, Inc.* ....................................................... 546,916 1,148,524
X4 Pharmaceuticals, Inc.* ....................................................... 400,000 348,000
37,871,253
Energy – 24.1%
Plains GP Holdings LP, Class A* .................................................. 1,054,397 13,833,689
Total Common Stocks (Cost $68,908,553) ........................................................ 51,704,942
Exchange-Traded Funds – 3.6%
iShares Floating Rate Bond ETF ................................................. 4,500 226,755
SPDR Bloomberg Investment Grade Floating Rate ETF ............................... 61,480 1,870,837
Total Exchange-Traded Funds (Cost $2,112,739) .................................................. 2,097,592
Closed-End Funds – 3.2%
Kayne Anderson Energy Infrastructure Fund
(Cost $1,930,200) ........................................................... 212,238 1,833,736
Money Market Funds – 2.5%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.41%(a)
(Cost $1,431,164) ........................................................... 1,431,164 1,431,164

Simplify Propel Opportunities ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)
2
Value
Total Investments – 99.2%
(Cost $74,382,656) .......................................................................... $ 57,067,434
Other Assets in Excess of Liabilities – 0.8% ......................................................... 450,126
Net Assets – 100.0% .......................................................................... $ 57,517,560
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of March 31, 2023.
ADR : American Depositary Receipt
Summary of Investment Type
Industry
% of Net
Assets
Common Stocks ................................................................................. 89.9%
Exchange-Traded Funds ........................................................................... 3.6%
Closed-End Funds ............................................................................... 3.2%
Money Market Funds ............................................................................. 2.5%
Total Investments ................................................................................ 99.2%
Other Assets in Excess of Liabilities .................................................................. 0.8%
Net Assets ..................................................................................... 100.0%